Receivables - Summary of Information About Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
(a) Receivables (current)
Trade receivables	$ 963	$ 1,067
Other receivables	456	381
Loans receivable	73	76
Lease receivables	24	35
Interest receivable	1	19
Total	1,517	1,578
(b) Receivables (non-current)
Other receivables	21	75
Loans receivable	771	724
Lease receivables	47	46
Total	$ 839	$ 845